UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
New York AMT Tax-Free Money Market	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Service Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/14	% of fund's investments 1/31/14	% of fund's investments 7/31/13
1 - 7	75.6	64.5	75.6
8 - 30	5.1	12.2	5.8
31 - 60	1.0	3.7	4.5
61 - 90	6.2	3.1	2.3
91 - 180	4.8	7.4	4.5
> 180	7.3	9.1	7.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/14	1/31/14	7/31/13
Fidelity New York AMT Tax-Free Money Market Fund	37 Days	42 Days	32 Days
New York Tax-Free Money Market Funds Average*	37 Days	32 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/14	1/31/14	7/31/13
Fidelity New York AMT Tax-Free Money Market Fund	37 Days	42 Days	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
Variable Rate Demand Notes (VRDNs) 64.6%	Variable Rate Demand Notes (VRDNs) 60.9%
Other Municipal Debt 31.5%	Other Municipal Debt 35.7%
Investment Companies 4.0%	Investment Companies 2.0%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities) 1.4%

* Source: iMoneyNet, Inc.

** Net other assets (liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/14	4/30/14	1/31/14	10/31/13	7/31/13

New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2014, the most recent period shown in the table, would have been -0.21% for New York AMT Tax-Free Money Market, -0.16% for Institutional Class and -0.40% for Service Class.

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 8/7/14, VRDN (a)	1,500,000	1,500,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 8/7/14, VRDN (a)	1,500,000	1,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 8/7/14, VRDN (a)	2,200,000	2,200,000
Series 2010 B1, 0.3% 8/7/14, VRDN (a)	2,000,000	2,000,000
		4,200,000
New York - 60.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.07% 8/7/14, LOC Bank of America NA, VRDN (a)	1,605,000	1,605,000
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (a)	3,520,000	3,520,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.16% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Subseries 2001 2B, 0.07% 8/1/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,060,000	9,060,000
Subseries 2001 3A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Participating VRDN:
Series BC 13 19U, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,355,000	5,355,000
Series MS 3361, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series Putters 3118, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series ROC II R 14045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series 2003 C2, 0.08% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,275,000	5,275,000
Series 2004 A2, 0.07% 8/7/14, LOC Bank of America NA, VRDN (a)	13,500,000	13,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H1, 0.06% 8/1/14, LOC Bank of New York, New York, VRDN (a)	$ 2,300,000	$ 2,300,000
Series 2006 E3, 0.07% 8/7/14, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Series 2006 I4, 0.06% 8/1/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	2,300,000	2,300,000
Series 2006 I5, 0.06% 8/1/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	2,100,000	2,100,000
Series 2008 J10, 0.06% 8/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	22,735,000	22,735,000
Series 2011 A4, 0.05% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,300,000	2,300,000
Series 2012 D3, 0.06% 8/1/14, LOC Bank of New York, New York, VRDN (a)	4,500,000	4,500,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (a)	2,200,000	2,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (James Tower Dev. Proj.) Series 2002 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (a)	14,300,000	14,300,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.15% 8/7/14, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 13 3WX, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500,000	2,500,000
Series EGL 09 46A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,400,000	2,400,000
Series Floaters 3129, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,100,000	2,100,000
Series MS 00 3387, 0.08% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500,000	2,500,000
Series MS 3262 X, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600,000	7,600,000
Series MS 3373, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000,000	1,000,000
Series Putters 3384, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3484, 0.08% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,515,000	$ 2,515,000
Series Putters 4397, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series Putters 4417, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700,000	1,700,000
Series ROC II R 11916, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,040,000	2,040,000
Series 2008 BB3, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,100,000	2,100,000
Series 2012 B, 0.06% 8/1/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,955,000	7,955,000
Series 2014 AA:
0.06% 8/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,635,000	10,635,000
0.06% 8/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,375,000	10,375,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 7B, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3360, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,130,000	3,130,000
Series Putters 3857, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series 2003 A2, 0.06% 8/4/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 C2, 0.07% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0031, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	16,570,000	16,570,000
Series Putters 3281Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,150,000	1,150,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.07% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(College of New Rochelle Proj.) Series 2008, 0.1% 8/7/14, LOC RBS Citizens NA, VRDN (a)	$ 5,100,000	$ 5,100,000
(Culinary Institute of America Proj.) Series 2004 D, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (a)	9,450,000	9,450,000
(The Culinary Institute of America Proj.) Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (a)	1,325,000	1,325,000
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	21,335,000	21,335,000
Series ROC II R 11722, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	5,035,000	5,035,000
Series 2006 A2, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,100,000
Series Putters 3376, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (a)	4,100,000	4,100,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (a)	2,325,000	2,325,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (a)	31,725,000	31,725,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.08% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.08% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,100,000	4,100,000
Series 2009 B, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.08% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 575,000	$ 575,000
Series 2009 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (a)	800,000	800,000
Series 2010 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (a)	10,200,000	10,200,000
Series 2011 A2, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (a)	1,800,000	1,800,000
Series 2012 A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2013 A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (a)	23,500,000	23,500,000
Series 2013 A2, 0.06% 8/7/14, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2014 A, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (a)	6,000,000	6,000,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 8/7/14, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,185,000	13,185,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,400,000	2,400,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.11% 8/7/14, LOC TD Banknorth, NA, VRDN (a)	13,455,000	13,455,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.09% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (a)	3,830,000	3,830,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2003 B1, 0.06% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	8,200,000	8,200,000
Series 2005 A2, 0.06% 8/7/14, LOC California Teachers Retirement Sys., VRDN (a)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2005 B3, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (a)	$ 54,335,000	$ 54,334,999
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000,000	1,000,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/14, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.09% 8/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,025,000	5,025,000
		537,604,999
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series ROC II R 11439, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series ROC II R 14077, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series 1997 2, 0.11% 9/2/14, VRDN (a)(e)	3,500,000	3,500,000
		13,285,000
North Carolina - 0.9%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.08% 8/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	7,650,000	7,650,000
Pennsylvania - 0.1%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.16% 8/7/14, LOC Bank of America NA, VRDN (a)	2,865,000	2,865,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (a)	300,000	300,000
Series 2010 C, 0.19% 8/1/14, VRDN (a)	2,000,000	2,000,000
		2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 8/7/14, VRDN (a)	$ 300,000	$ 300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $573,204,999)		573,204,999
Other Municipal Debt - 31.5%

Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	2,700,000	2,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.37% tender 8/4/14, CP mode	4,500,000	4,500,000
New York - 29.2%
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	1,800,000	1,813,514
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	4,300,000	4,305,067
Bellmore-Merrick Central School District BAN 1% 7/24/15	1,300,000	1,306,574
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	2,400,000	2,417,899
Briarcliff Manor Union Free School District BAN 1% 7/17/15	1,600,000	1,612,704
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	4,500,000	4,515,877
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	1,500,000	1,510,580
East Greenbush Centl. Sch. District BAN Series 2014, 1% 2/17/15	1,500,000	1,506,594
Gates Chili Central School District BAN 1% 6/26/15	1,467,178	1,478,393
Greece Central School District BAN 1% 6/26/15	1,300,000	1,309,234
Hampton Bays Union Free School District TAN 1% 6/19/15	1,700,000	1,712,709
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	1,295,000	1,313,215
Hilton Central School District BAN 1% 6/24/15	2,000,000	2,014,657
Honeoye Falls Lima Central School District BAN 1% 6/17/15	1,300,000	1,309,669
Islip Union Free School District BAN 1% 3/6/15	700,000	703,279
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,700,000	9,700,000
Lancaster Central School District BAN 1% 6/18/15	1,700,000	1,712,678
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	2,726,795	2,731,534
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Longwood Central School District BAN:
Series 2014 A, 1% 12/19/14	$ 2,000,000	$ 2,006,793
Series 2014 B, 1% 6/19/15	3,300,000	3,324,687
Middletown City School District BAN Series 2014, 1% 7/9/15	6,900,000	6,954,846
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	1,100,000	1,107,678
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 10/7/14, LOC Wells Fargo Bank NA (a)	1,000,000	1,000,000
Series 2009 D2, 0.1%, tender 10/27/14, LOC JPMorgan Chase Bank (a)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2004 A, 5.25% 8/1/14	2,395,000	2,395,000
Series 2005 F1, 2.5% 8/1/14	2,000,000	2,000,000
Series 2005 G, 5% 8/1/14	500,000	500,000
Series 2009 A1, 4% 8/15/14	250,000	250,367
Series 2010 C, 5% 8/1/15	840,000	880,406
Series 2012 F, 4% 8/1/14	1,000,000	1,000,000
Series 2012, 5% 8/1/14	2,435,000	2,435,000
Series 2013 I, 4% 8/1/14	2,000,000	2,000,000
Series 2014 H, 2% 8/1/14	3,360,000	3,360,000
Series 2014, 2% 8/1/14	1,350,000	1,350,000
Series B, 5% 8/1/14	2,780,000	2,780,000
Series C, 5% 1/1/15	2,500,000	2,550,818
4% 8/1/14	900,000	900,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2005 A1, 5% 11/1/14	1,400,000	1,417,127
Series 2010 I2, 5% 11/1/14	5,675,000	5,743,623
Series 2012 B, 5% 11/1/14	1,400,000	1,416,879
Series 2013 B, 4% 11/1/14	1,200,000	1,211,597
Series 2013 C1, 4% 11/1/14	1,900,000	1,918,568
Series 2014 C, 2.5% 11/1/14	2,800,000	2,816,754
New York City Trust Cultural Resources Rev. Bonds:
Series 2014 B2, 0.07%, tender 12/2/14 (a)	2,000,000	2,000,000
0.07%, tender 3/2/15 (a)	1,800,000	1,800,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds 5% 2/15/15	1,020,000	1,046,561
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2012 B, 5% 3/15/15	1,500,000	1,545,308
Series 2014 C, 2% 6/15/15	1,300,000	1,321,129
5% 2/15/15	1,000,000	1,026,192
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.1% 8/5/14, LOC Barclays Bank PLC, CP	$ 23,790,000	$ 23,790,000
Series 2D:
0.1% 10/8/14, LOC Citibank NA, CP	15,500,000	15,500,000
0.1% 10/8/14, LOC Citibank NA, CP	16,000,000	16,000,000
0.11% 8/8/14, LOC Citibank NA, CP	16,000,000	16,000,000
New York Pwr. Auth.:
Series 1:
0.06% 8/14/14, CP	900,000	900,000
0.07% 8/12/14, CP	2,373,000	2,373,000
0.08% 8/11/14, CP	4,773,000	4,773,000
0.09% 8/5/14, CP	8,748,000	8,748,000
0.1% 4/13/15, CP	8,100,000	8,100,000
Series 2:
0.05% 8/4/14, CP	7,360,000	7,360,000
0.09% 11/7/14, CP	9,270,000	9,270,000
0.1% 8/18/14, CP	3,840,000	3,840,000
New York State Dorm. Auth. Revs. Series 1997, 0.07% 8/6/14, CP	700,000	700,000
New York State Gen. Oblig. Bonds:
Series 2005 A, 4% 3/15/15	1,105,000	1,131,716
Series 2011 C, 5% 9/1/14	1,500,000	1,506,192
Series 2013 C, 5% 4/15/15	1,600,000	1,654,648
Series WF 11 39C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,900,000	4,900,000
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2006 A, 4.25% 3/15/15	1,000,000	1,025,563
New York Urban Dev. Corp. Rev. Bonds:
Series 2005 A, 5% 1/1/15	1,250,000	1,275,180
Series 2010 A1, 5% 1/1/15	1,100,000	1,122,495
Series 2010 A2, 5% 1/1/15	1,000,000	1,020,181
Niagara-Wheatfield Central School Disctict TAN Series 2014, 0.75% 10/30/14	1,100,000	1,100,430
Rochester Gen. Oblig.:
BAN:
Series 2013 I, 1% 8/12/14	3,800,000	3,800,891
Series 2014, 1.25% 3/18/15	1,830,000	1,842,146
Bonds Series 2013 ll, 5% 2/1/15	1,300,000	1,331,300
Rockville Ctr. Union Free School District BAN Series 2014, 0.75% 12/18/14	1,100,000	1,102,537
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	1,400,000	1,410,449
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Suffolk County Wtr. Auth. Bonds Series 2013 B, 3% 1/15/15	$ 3,000,000	$ 3,038,658
Tarrytown Union Free School District BAN 1% 8/8/14	2,815,000	2,815,431
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	1,000,000	1,040,154
West Seneca BAN Series 2014, 1% 7/30/15	1,700,000	1,714,422
		259,119,903
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 2014 B, 0.1% 8/12/14, CP	2,718,000	2,718,000
Series B:
0.09% 12/11/14, CP	1,400,000	1,400,000
0.09% 12/18/14, CP	2,000,000	2,000,000
0.1% 10/15/14, CP	2,806,000	2,806,000
0.1% 10/8/14, CP	1,400,000	1,400,000
		10,324,000
South Carolina - 0.3%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.27% tender 8/1/14, CP mode	2,250,000	2,250,000
TOTAL OTHER MUNICIPAL DEBT (Cost $278,893,903)		278,893,903
Investment Company - 4.0%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.07% (b)(c) (Cost $35,490,000)	35,490,000	35,490,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $887,588,902)		887,588,902
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(691,604)
NET ASSETS - 100%		$ 886,897,298
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,100,000 or 2.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 9,700,000
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/31/11	$ 4,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.11% 9/2/14, VRDN	1/3/13 - 2/28/14	$ 3,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 8,607
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Other Information - continued

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $852,098,902)	$ 852,098,902
Fidelity Central Funds (cost $35,490,000)	35,490,000
Total Investments (cost $887,588,902)		$ 887,588,902
Cash		411,779
Receivable for fund shares sold		90,317
Interest receivable		1,034,741
Distributions receivable from Fidelity Central Funds		615
Receivable from investment adviser for expense reductions		21,597
Other receivables		369
Total assets		889,148,320

Liabilities
Payable for investments purchased	$ 1,600,000
Payable for fund shares redeemed	461,084
Distributions payable	7,587
Accrued management fee	78,028
Other affiliated payables	104,323
Total liabilities		2,251,022

Net Assets		$ 886,897,298
Net Assets consist of:
Paid in capital		$ 886,824,815
Undistributed net investment income		29
Accumulated undistributed net realized gain (loss) on investments		72,454
Net Assets		$ 886,897,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($332,154,572 ÷ 331,544,837 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($554,395,425 ÷ 553,574,604 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($347,301 ÷ 346,786 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 444,464
Income from Fidelity Central Funds		8,607
Total income		453,071

Expenses
Management fee	$ 921,080
Transfer agent fees	315,823
Distribution and service plan fees	1,101
Independent trustees' compensation	1,836
Total expenses before reductions	1,239,840
Expense reductions	(832,477)	407,363
Net investment income (loss)		45,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,571
Net increase in net assets resulting from operations		$ 69,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,708	$ 101,607
Net realized gain (loss)	23,571	113,608
Net increase in net assets resulting from operations	69,279	215,215
Distributions to shareholders from net investment income	(45,685)	(101,637)
Distributions to shareholders from net realized gain	-	(96,675)
Total distributions	(45,685)	(198,312)
Share transactions - net increase (decrease)	(61,044,724)	(130,061,729)
Total increase (decrease) in net assets	(61,021,130)	(130,044,826)

Net Assets
Beginning of period	947,918,428	1,077,963,254
End of period (including undistributed net investment income of $29 and undistributed net investment income of $0, respectively)	$ 886,897,298	$ 947,918,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.002
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.002
Distributions from net investment income	- F	- F	- F	- F	- F	(.002)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.02%	.02%	.02%	.02%	.16%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.09% A	.13%	.20%	.20%	.29%	.33%
Expenses net of all reductions	.09% A	.13%	.20%	.20%	.29%	.33%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332,155	$ 351,728	$ 384,955	$ 461,901	$ 537,828	$ 727,667

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.002
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.002
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.002)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.02%	.02%	.04%	.11%	.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.09% A	.13%	.19%	.18%	.20%	.23%
Expenses net of all reductions	.09% A	.13%	.19%	.18%	.20%	.23%
Net investment income (loss)	.01% A	.01%	.01%	.04%	.11%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,395	$ 594,796	$ 691,245	$ 870,920	$ 1,133,818	$ 1,408,276

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.02%	.02%	.02%	.01%	.08%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.09% A	.13%	.19%	.20%	.29%	.43%
Expenses net of all reductions	.09% A	.13%	.19%	.20%	.29%	.42%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 347	$ 1,394	$ 1,763	$ 1,263	$ 3,064	$ 5,823

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 887,588,902

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 1,101	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 170,514.10
Institutional Class	145,089.05
Service Class	220.05
	$ 315,823

* Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $150,181 and $253, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New York AMT Tax-Free Money Market	$ 361,043
Institutional Class	318,965
Service Class	1,561

Semiannual Report

5. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $474.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
New York AMT Tax-Free Money Market	$ 16,896	$ 37,113
Institutional Class	28,746	64,370
Service Class	43	154
Total	$ 45,685	$ 101,637
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 35,485
Institutional Class	-	61,051
Service Class	-	139
Total	$ -	$ 96,675

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
New York AMT Tax-Free Money Market Shares sold	31,879,356	117,537,951
Reinvestment of distributions	14,876	64,443
Shares redeemed	(51,474,168)	(150,842,552)
Net increase (decrease)	(19,579,936)	(33,240,158)
Institutional Class Shares sold	48,484,885	105,425,851
Reinvestment of distributions	23,997	106,191
Shares redeemed	(88,928,611)	(201,984,058)
Net increase (decrease)	(40,419,729)	(96,452,016)
Service Class Shares sold	316,899	1,203,192
Reinvestment of distributions	43	293
Shares redeemed	(1,362,001)	(1,573,040)
Net increase (decrease)	(1,045,059)	(369,555)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K.) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NYS-USAN-0914
1.789294.111

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Actual	.09%	$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/14	% of fund's investments 1/31/14	% of fund's investments 7/31/13
1 - 7	77.4	68.3	76.6
8 - 30	4.3	8.5	5.7
31 - 60	2.2	5.2	4.5
61 - 90	4.3	2.6	2.3
91 - 180	4.4	7.6	4.2
> 180	7.4	7.8	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/14	1/31/14	7/31/13
Fidelity New York Municipal Money Market Fund	36 Days	39 Days	32 Days
New York Tax-Free Money Market Funds Average*	37 Days	32 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/14	1/31/14	7/31/13
Fidelity New York Municipal Money Market Fund	36 Days	39 Days	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
Variable Rate Demand Notes (VRDNs) 69.8%	Variable Rate Demand Notes (VRDNs) 64.7%
Other Municipal Debt 29.2%	Other Municipal Debt 32.7%
Investment Companies 1.4%	Investment Companies 1.4%
Net Other Assets (Liabilities)† (0.4)%	Net Other Assets (Liabilities) 1.2%

† Net Other Assets (liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	7/31/14	4/30/14	1/31/14	10/31/13	7/31/13
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2014, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 8/7/14, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.13% 8/1/14, VRDN (b)(e)	1,100,000	1,100,000
Florida - 0.1%
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.08% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,350,000	7,350,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.26% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	800,000	800,000
		8,150,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.08% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.11% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	975,000	975,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.07% 8/7/14, VRDN (b)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 8/7/14, VRDN (b)	1,300,000	1,300,000
Series 2010 B1, 0.3% 8/7/14, VRDN (b)	700,000	700,000
		5,900,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.24% 8/7/14, VRDN (b)(e)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 8/7/14, VRDN (b)(e)	3,200,000	3,200,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,900,000	11,900,000
Series Putters 4462, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,800,000	8,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.2% 8/7/14, VRDN (b)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.23% 8/7/14, VRDN (b)(e)	3,100,000	3,100,000
		25,400,000
New York - 63.9%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.2% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	370,000	370,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.14% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825,000	7,825,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.09% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)	12,725,000	12,725,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.16% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	65,400,000	65,400,000
Subseries 2001 3A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	29,900,000	29,900,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3324, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	6,650,000	6,650,000
Series Putters 2949, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 3118, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3793, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4345, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4434Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,435,000	3,435,000
Series Putters 4447Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series ROC II R 14045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,350,000	11,350,000
Series Solar 07 91, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,020,000	10,020,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 B8, 0.08% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 31,300,000	$ 31,300,000
Series 1995 F5, 0.08% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	20,000,000	20,000,000
Series 2003 C2, 0.08% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,690,000	5,690,000
Series 2004 A2, 0.07% 8/7/14, LOC Bank of America NA, VRDN (b)	61,000,000	61,000,000
Series 2004 A3, 0.06% 8/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	22,090,000	22,090,000
Series 2004 H2 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (b)	1,300,000	1,300,000
Series 2004 H8, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,000,000	15,000,000
Series 2006 E2, 0.07% 8/1/14, LOC Bank of America NA, VRDN (b)	12,035,000	12,035,000
Series 2006 E3, 0.07% 8/7/14, LOC Bank of America NA, VRDN (b)	49,600,000	49,600,000
Series 2006 I4, 0.06% 8/1/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	3,800,000	3,800,000
Series 2006 I7, 0.05% 8/7/14, LOC Bank of America NA, VRDN (b)	47,000,000	47,000,000
Series 2008 J10, 0.06% 8/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	29,860,000	29,860,000
Series 2008 J6, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,505,000	6,505,000
Series 2009 B3, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Series 2011 A4, 0.05% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	13,700,000	13,700,000
Series 2013 A2, 0.06% 8/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	500,000	500,000
Series 2013 F3, 0.07% 8/1/14 (Liquidity Facility Bank of America NA), VRDN (b)	11,050,000	11,050,000
Series 2014 D3, 0.06% 8/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000,000	2,000,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	20,695,000	20,695,000
Series 2008 E, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	1,225,000	1,225,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 47,300,000	$ 47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	30,000,000	30,000,000
(Aldus Street Apts. Proj.) Series A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.07% 8/7/14, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.14% 8/7/14, LOC RBS Citizens NA, VRDN (b)	37,400,000	37,400,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)	13,525,000	13,525,000
(First Avenue Dev. Proj.) Series 2002 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)(e)	10,100,000	10,100,000
(La Casa del Sol Proj.) Series 2005 A, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)(e)	4,650,000	4,650,000
(Manhattan Court Dev. Proj.) Series A, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)(e)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.11% 8/7/14, LOC Landesbank Baden-Wuert, VRDN (b)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)(e)	17,100,000	17,100,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)(e)	5,565,000	5,565,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	18,000,000	18,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	23,600,000	23,600,000
(One Columbus Place Dev. Proj.) Series A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	49,200,000	49,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Queenswood Apts. Proj.) Series 2001 A, 0.05% 8/7/14, LOC Freddie Mac, VRDN (b)	$ 9,500,000	$ 9,500,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.2% 8/7/14, LOC RBS Citizens NA, VRDN (b)	38,240,000	38,240,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.15% 8/7/14, LOC Bank of America NA, VRDN (b)	3,735,000	3,735,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.06% 8/7/14, LOC Lloyds Bank PLC, VRDN (b)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 1WX, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Series BA 08 1206, 0.14% 8/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	9,000,000	9,000,000
Series BC 13 16U, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Series BC 13 3WX, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,125,000	6,125,000
Series EGL 06 74 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 09 46A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,900,000	9,900,000
Series EGL 7050083 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	24,860,000	24,860,000
Series MS 3362, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series MS 3373, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,980,000	5,980,000
Series Putters 14 4450, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,220,000	8,220,000
Series Putters 2559, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335,000	5,335,000
Series Putters 3223, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,670,000	1,670,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3384, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,875,000	$ 1,875,000
Series Putters 3496Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,050,000	7,050,000
Series Putters 3497Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,025,000	13,025,000
Series Putters 4378, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,715,000	4,715,000
Series Putters 4413, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,940,000	8,940,000
Series Putters 4417, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	23,535,000	23,535,000
Series RBC O 23, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,025,000	5,025,000
Series ROC II R 11931, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series 2001 F1, 0.05% 8/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,250,000	4,250,000
Series 2008 B3, 0.07% 8/1/14 (Liquidity Facility Bank of America NA), VRDN (b)	31,000,000	31,000,000
Series 2008 BB2, 0.07% 8/1/14 (Liquidity Facility Bank of America NA), VRDN (b)	2,100,000	2,100,000
Series 2009 BB1, 0.05% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,600,000	15,600,000
Series 2009 BB2, 0.07% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	20,000,000	20,000,000
Series 2014 AA:
0.06% 8/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,450,000	2,450,000
0.06% 8/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	10,100,000	10,100,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 6B, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,925,000	10,925,000
Series BC 11 8B, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,300,000	9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series MS 3358, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 5,165,000	$ 5,165,000
Series Putters 3544, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series Putters 4043, 0.08% 8/1/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	11,100,000	11,100,000
Series Putters 4084Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850,000	3,850,000
Series Putters 4331, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240,000	3,240,000
Series Putters 4399, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series RBC O 65, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	4,500,000	4,500,000
Series ROC II R 11994, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,480,000	6,480,000
Series ROC II R 14082, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,380,000	6,380,000
Series 2003 1A, 0.08% 8/7/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,480,000	2,480,000
Series 2003 A2, 0.06% 8/4/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	117,000,000	117,000,000
Series 2003 C2, 0.07% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	30,950,000	30,950,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.06% 8/7/14, LOC Citibank NA, VRDN (b)	11,980,000	11,980,000
Participating VRDN Series ROC II R 11927, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,365,000	6,365,000
Series EGL 14 0031, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,515,000	6,515,000
Series MS 3275, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 3281Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,120,000	6,120,000
Series Putters 3518, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685,000	12,685,000
Series Putters 3875, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series ROC II R 11984, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 5,000,000	$ 5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.07% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)	2,075,000	2,075,000
(City Univ. Proj.) Series 2008 C, 0.07% 8/7/14, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
(College of New Rochelle Proj.) Series 2008, 0.1% 8/7/14, LOC RBS Citizens NA, VRDN (b)	16,800,000	16,800,000
(Pratt Institute Proj.) Series 2009 B, 0.11% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	2,800,000	2,800,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	9,825,000	9,825,000
Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	6,250,000	6,250,000
Participating VRDN:
ROC II R 11944, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,385,000	8,385,000
Series EGL 07 0002, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series Putters 1955, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,140,000	10,140,000
Series Putters 3382, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,995,000	14,995,000
Series Putters 3803, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,870,000	9,870,000
Series ROC II R 11955, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series ROC II R 11975, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,290,000	5,290,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,450,000	$ 4,450,000
Series ROC II R 11945, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	3,250,000	3,250,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	37,005,000	37,005,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 8/7/14, LOC Bank of America NA, VRDN (b)	60,000,000	60,000,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	26,000,000	26,000,000
Series 2002 A, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	27,880,000	27,880,000
(455 West 37th Street Hsg. Proj.) Series A, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,000,000	15,000,000
(505 West 37th Street Proj.):
Series 2008 A, 0.1% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	46,000,000	46,000,000
Series 2009 A, 0.08% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	27,700,000	27,700,000
Series 2009 B, 0.08% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,200,000	18,200,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	38,000,000	38,000,000
0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	182,235,000	182,234,996
Series 2008 A:
0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	18,900,000	18,900,000
0.08% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,090,000	5,090,000
Series 2012 A, 0.06% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	25,000,000	25,000,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	3,700,000	3,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 31,700,000	$ 31,700,000
Series 2009 B, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,760,000	17,760,000
(88 Leonard Street Proj.) Series 2005 A, 0.08% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.):
Series 2004 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	58,500,000	58,500,000
Series 2004 B, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	7,000,000	7,000,000
(Chelsea Apts. Proj.) Series 2003 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	40,000,000	40,000,000
Series 2006 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	34,000,000	34,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	46,500,000	46,500,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	12,000,000	12,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	11,530,000	11,530,000
(Helena Hsg. Proj.) Series 2003 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	55,300,000	55,300,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	31,470,000	31,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	13,300,000	13,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	2,900,000	2,900,000
(South Cove Plaza Proj.) Series A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Talleyrand Crescent Hsg. Proj.) Series A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	$ 28,320,000	$ 28,320,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.08% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(Union Square South Proj.) Series 1996 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	41,550,000	41,550,000
Series 2001 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Series 2008 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	57,400,000	57,400,000
Series 2009 B, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)	4,300,000	4,300,000
Series 2011 A2, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)	10,500,000	10,500,000
Series 2013 A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)	13,000,000	13,000,000
Series 2013 A2, 0.07% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	8,500,000	8,500,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 8/7/14, LOC Bank of America NA, VRDN (b)	16,000,000	16,000,000
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	31,020,000	31,020,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ROCS II R 12299, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	11,200,000	11,200,000
Series 2005 D1, 0.09% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,500,000	2,500,000
Series 2005 D2, 0.07% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,400,000	4,400,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.07% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	15,200,000	15,200,000
Series 2004 C3, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	33,000,000	33,000,000
Series 2010 A3, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (b)(e)	25,700,000	25,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev.: - continued
Series 2010 A, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (b)(e)	$ 48,700,000	$ 48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,170,000	12,170,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.34% 8/7/14, LOC Citibank NA, VRDN (b)(e)	660,000	660,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.09% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,525,000	6,525,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	5,000,000	5,000,000
Series Putters 3330, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series Putters 3685, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series Putters 4405, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,800,000	5,800,000
Series Putters 4406, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R11934, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,450,000	9,450,000
Series 2003 B1, 0.06% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	40,565,000	40,565,000
Series 2003 B2, 0.06% 8/7/14, LOC California Teachers Retirement Sys., VRDN (b)	9,790,000	9,790,000
Series 2005 B3, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	124,030,000	124,030,000
Util. Debt Securitization Auth. Participating VRDN:
Series Putters 4445Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350,000	3,350,000
Series RBC O 74, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,650,000	5,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Util. Debt Securitization Auth. Participating VRDN: - continued
0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 2,500,000	$ 2,500,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/14, LOC RBS Citizens NA, VRDN (b)	5,200,000	5,200,000
		3,486,234,996
New York And New Jersey - 3.7%
New York and New Jersey Port Auth. Rev. Participating VRDN Series MS 3344, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,700,000	2,700,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (b)(f)	3,700,000	3,700,000
Series BC 11 17B, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.11% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,295,000	20,295,000
Series MS 3249, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,500,000	3,500,000
Series Putters 2945, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,885,000	8,885,000
Series Putters 3114, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,120,000	5,120,000
Series Putters 3115, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,365,000	7,365,000
Series Putters 3991 Z, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.11% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	985,000	985,000
Series RBC O 18, 0.08% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.08% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11715, 0.12% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)(f)	$ 11,250,000	$ 11,250,000
Series WF 08 2C, 0.11% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.14% 9/2/14, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1997 1, 0.11% 9/2/14, VRDN (b)(g)	500,000	500,000
Series 1997 2, 0.11% 9/2/14, VRDN (b)(g)	1,000,000	1,000,000
		203,690,000
North Carolina - 0.5%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 8/7/14, VRDN (b)(e)	2,200,000	2,200,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.08% 8/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	5,900,000	5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.08% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	15,000,000	15,000,000
0.08% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	4,750,000	4,750,000
		27,850,000
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.17% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	400,000	400,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.08% 8/1/14, LOC Bank of America NA, VRDN (b)	3,775,000	3,775,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.09% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.09% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (b)	2,675,000	2,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2004, 0.2% 8/7/14, VRDN (b)(e)	$ 2,200,000	$ 2,200,000
Series 2010 C, 0.19% 8/1/14, VRDN (b)	400,000	400,000
		21,175,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	3,000,000	3,000,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 8/7/14, VRDN (b)	1,300,000	1,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,806,149,996)		3,806,149,996
Other Municipal Debt - 29.2%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 8/14/14, CP mode	3,350,000	3,350,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.24% tender 8/14/14, CP mode (e)	7,700,000	7,700,000
		10,700,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.37% tender 8/4/14, CP mode	1,600,000	1,600,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.32% tender 8/14/14, CP mode	5,000,000	5,000,000
		6,600,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 8/14/14, CP mode (e)	5,200,000	5,200,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1990 A2:
0.32% tender 8/8/14, CP mode (e)	$ 1,000,000	$ 1,000,000
0.32% tender 8/11/14, CP mode (e)	6,000,000	6,000,000
Series 1990 B, 0.37% tender 9/12/14, CP mode	4,800,000	4,800,000
		17,000,000
New York - 26.1%
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	10,920,000	11,001,983
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	24,161,000	24,189,469
Battery Park City Auth. Rev. Bonds Series 2013 A, 2% 11/1/14	3,345,000	3,360,476
Bedford Central School District BAN 1% 7/17/15	5,500,000	5,544,723
Bellmore-Merrick Central School District BAN 1% 7/24/15	7,700,000	7,738,936
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	14,450,000	14,557,765
Briarcliff Manor Union Free School District BAN 1% 7/17/15	9,500,000	9,575,427
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	27,744,000	27,841,888
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	9,250,000	9,315,245
Commack Union Free School District BAN 1.25% 9/12/14	1,387,500	1,389,044
East Greenbush Centl. Sch. District BAN Series 2014, 1% 2/17/15	9,030,000	9,069,693
Elwood Union Free School District BAN 1.25% 8/22/14	1,650,000	1,650,813
Gates Chili Central School District BAN 1% 6/26/15	8,900,000	8,968,028
Greece Central School District BAN 1% 6/26/15	7,700,000	7,754,692
Hampton Bays Union Free School District TAN 1% 6/19/15	10,300,000	10,377,003
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	7,400,000	7,504,085
Hilton Central School District BAN 1% 6/24/15	12,000,000	12,087,941
Honeoye Falls Lima Central School District BAN 1% 6/17/15	7,710,404	7,767,749
Islip Union Free School District BAN 1% 3/6/15	4,000,000	4,018,739
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	55,100,000	55,100,000
Lancaster Central School District BAN 1% 6/18/15	10,300,000	10,376,815
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	15,400,000	15,426,767
Longwood Central School District BAN:
Series 2014 A, 1% 12/19/14	12,000,000	12,040,761
Series 2014 B, 1% 6/19/15	19,940,000	20,089,171
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Middletown City School District BAN Series 2014, 1% 7/9/15	$ 42,270,000	$ 42,605,991
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	6,800,000	6,847,462
Nassau County Interim Fin. Auth. Bonds Series 2005 D, 5% 11/15/14	1,000,000	1,014,127
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 10/7/14, LOC Wells Fargo Bank NA (b)	5,455,000	5,455,000
Series 2009 D2, 0.1%, tender 10/27/14, LOC JPMorgan Chase Bank (b)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 1994 H4, 5% 8/1/14	10,400,000	10,400,000
Series 2004 A, 5% 8/1/14	2,530,000	2,530,000
Series 2004 G, 5% 8/1/14	7,360,000	7,360,000
Series 2004 HA, 5% 3/1/15	2,040,000	2,097,406
Series 2004 I, 5% 8/1/14	6,715,000	6,715,000
Series 2005 C, 5% 8/1/14	2,820,000	2,820,000
Series 2005 F1:
2% 8/1/14	3,660,000	3,660,000
2.5% 8/1/14	11,000,000	11,000,000
2.5% 8/1/14	2,875,000	2,875,000
5.25% 9/1/14	12,655,000	12,709,216
Series 2005 G, 5% 8/1/14	1,905,000	1,905,000
Series 2008 A1, 5% 8/1/14	6,090,000	6,090,000
Series 2009 C, 4% 8/1/14	4,375,000	4,375,000
Series 2010 E, 5% 8/1/14	1,000,000	1,000,000
Series 2010 H2, 5% 6/1/15	6,110,000	6,355,255
Series 2011 A, 3% 8/1/14	1,000,000	1,000,000
Series 2012 F:
4% 8/1/14	8,925,000	8,925,000
5% 8/1/14	2,000,000	2,000,000
Series 2012 l, 5% 8/1/15	1,750,000	1,834,638
Series 2012, 5% 8/1/14	14,040,000	14,040,000
Series 2013 F, 2% 8/1/14	1,240,000	1,240,000
Series 2013 I, 4% 8/1/14	12,160,000	12,160,000
Series 2013 J, 4% 8/1/14	43,715,000	43,715,000
Series 2014 C, 3% 8/1/14	1,290,000	1,290,000
Series 2014, 2% 8/1/14	8,200,000	8,200,000
Series B, 5% 8/1/14	10,100,000	10,100,000
Series C, 5% 1/1/15	1,715,000	1,749,577
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S5, 5% 1/15/15	1,780,000	1,818,110
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B1, 5% 11/1/14	$ 6,000,000	$ 6,072,439
Series 2005 A1, 5% 11/1/14	20,585,000	20,836,107
Series 2010 B, 5% 11/1/14	6,450,000	6,528,047
Series 2010 C1, 5% 8/1/14	6,795,000	6,795,000
Series 2011 E, 5% 11/1/14	3,795,000	3,841,337
Series 2012 B, 5% 11/1/14	7,735,000	7,828,259
Series 2013 B, 4% 11/1/14	12,500,000	12,620,580
Series 2013 C1, 4% 11/1/14	11,690,000	11,804,242
Series 2014 C, 2.5% 11/1/14	16,240,000	16,337,171
New York City Trust Cultural Resources Rev. Bonds:
Series 2014 B2, 0.07%, tender 12/2/14 (b)	12,000,000	12,000,000
0.07%, tender 3/2/15 (b)	10,700,000	10,700,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2012 B, 5% 3/15/15	6,000,000	6,180,623
Series 2014 C, 2% 6/15/15	8,000,000	8,130,027
New York Dorm. Auth. Revs. Series 1998, 0.09% 12/3/14, CP	20,000,000	20,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2007 B, 5% 6/15/15	4,000,000	4,169,321
New York Local Govt. Assistance Corp. Bonds Series 2010 A, 5% 4/1/15	3,000,000	3,096,824
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds:
Series 2002 B2, 3% 11/1/14	7,240,000	7,292,202
Series 2012 A, 4% 11/15/14	4,530,000	4,580,613
New York Metropolitan Trans. Auth. Rev.:
Series 2A, 0.11% 9/10/14, LOC TD Banknorth, NA, CP	33,250,000	33,250,000
Series 2B, 0.1% 8/5/14, LOC Barclays Bank PLC, CP	116,600,000	116,600,000
Series 2D:
0.1% 10/8/14, LOC Citibank NA, CP	40,500,000	40,500,000
0.1% 10/8/14, LOC Citibank NA, CP	41,000,000	41,000,000
0.11% 8/8/14, LOC Citibank NA, CP	41,000,000	41,000,000
New York Pwr. Auth.:
Series 1:
0.06% 8/14/14, CP	5,403,000	5,403,000
0.07% 8/12/14, CP	22,639,000	22,639,000
0.08% 8/11/14, CP	38,924,000	38,924,000
0.09% 8/5/14, CP	29,136,000	29,136,000
0.09% 8/14/14, CP	22,413,000	22,413,000
0.1% 4/13/15, CP	49,850,000	49,850,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 2:
0.05% 8/4/14, CP	$ 28,247,000	$ 28,247,000
0.08% 11/7/14, CP	5,631,000	5,631,000
0.09% 10/9/14, CP	4,000,000	4,000,000
0.09% 11/7/14, CP	4,684,000	4,684,000
0.1% 8/8/14, CP	4,000,000	4,000,000
0.1% 8/18/14, CP	14,723,000	14,723,000
0.1% 9/11/14, CP	3,400,000	3,400,000
New York State Dorm. Auth. Revs. Series 1997, 0.07% 8/6/14, CP	4,300,000	4,300,000
New York State Envir. Facilities Corp. Rev. Bonds:
(2010 Master Fing. Prog.) Series 2014:
1% 11/15/14	2,395,000	2,401,197
1% 5/15/15	2,660,000	2,678,182
Series 2011 A, 3% 2/15/15	1,000,000	1,015,347
Series 2013 B, 2% 11/15/14	3,200,000	3,217,363
New York State Gen. Oblig. Bonds:
Series 2005 A, 4% 3/15/15	6,900,000	7,066,825
Series 2011 A, 5% 2/15/15	2,000,000	2,052,538
Series 2011 C, 5% 9/1/14	14,025,000	14,083,061
Series 2011 E, 5% 12/15/14	7,255,000	7,386,744
Series 2013 C, 5% 4/15/15	9,650,000	9,979,456
Series WF 11 39C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,000,000	4,000,000
5% 4/15/15	1,175,000	1,214,799
New York Urban Dev. Corp. Rev. Bonds:
Series 2007 B, 4% 3/15/15	1,250,000	1,279,950
Series 2009 C, 5% 12/15/14	1,095,000	1,114,838
Series 2010 A1, 5% 1/1/15	8,295,000	8,464,146
Series 2010 A2, 5% 1/1/15	8,420,000	8,589,278
Series 2013 E, 2% 3/15/15	15,860,000	16,043,168
Niagara-Wheatfield Central School Disctict TAN Series 2014, 0.75% 10/30/14	6,900,000	6,902,696
Riverhead Central School District BAN 1.25% 9/19/14	1,995,407	1,997,917
Rochester Gen. Oblig.:
BAN:
Series 2013 I, 1% 8/12/14	20,787,000	20,791,875
Series 2014, 1.25% 3/18/15	11,170,000	11,244,138
Bonds Series 2013 ll, 5% 2/1/15	3,275,000	3,354,324
Rockville Ctr. Union Free School District BAN Series 2014, 0.75% 12/18/14	6,400,000	6,414,759
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	$ 8,380,000	$ 8,442,543
Suffolk County Wtr. Auth. Bonds Series 2013 B, 3% 1/15/15	1,500,000	1,519,567
Tarrytown Union Free School District BAN 1% 8/8/14	15,600,000	15,602,387
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	2,425,000	2,521,704
West Seneca BAN Series 2014, 1% 7/30/15	10,490,000	10,578,989
		1,425,379,578
New York And New Jersey - 2.4%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 3% 10/1/14 (e)	11,875,000	11,929,886
178th Series 3% 12/1/14 (e)	10,950,000	11,052,310
Series 2014 B:
0.09% 9/4/14, CP	8,340,000	8,340,000
0.1% 8/12/14, CP	13,967,000	13,967,000
Series A:
0.07% 8/4/14, CP (e)	13,995,000	13,995,000
0.07% 9/18/14, CP (e)	7,575,000	7,575,000
0.09% 10/16/14, CP (e)	13,300,000	13,300,000
Series B:
0.09% 12/2/14, CP	5,185,000	5,185,000
0.09% 12/11/14, CP	8,700,000	8,700,000
0.09% 12/18/14, CP	12,000,000	12,000,000
0.1% 10/15/14, CP	13,937,500	13,937,500
0.1% 10/8/14, CP	8,400,000	8,400,000
		128,381,696
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 8/14/14, CP mode (e)	1,000,000	1,000,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,592,411,274)		1,592,411,274
Investment Company - 1.4%
	Principal Amount	Value
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $74,700,000)	$ 74,700,000	$ 74,700,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,473,261,270)		5,473,261,270
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,264,415)
NET ASSETS - 100%		$ 5,451,996,855
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,150,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,000,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 55,100,000
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,000,000
Port Auth. of New York & New Jersey Series: 1991 2, 0.14% 9/2/14, VRDN	12/3/03	$ 6,400,000
1997 1, 0.11% 9/2/14, VRDN	6/4/14	$ 500,000
1997 2, 0.11% 9/2/14, VRDN	7/8/13	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 32,497
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,398,561,270)	$ 5,398,561,270
Fidelity Central Funds (cost $74,700,000)	74,700,000
Total Investments (cost $5,473,261,270)		$ 5,473,261,270
Cash		574,647
Receivable for investments sold		7,399,967
Receivable for fund shares sold		51,148,012
Interest receivable		7,845,722
Distributions receivable from Fidelity Central Funds		1,175
Other receivables		1,693
Total assets		5,540,232,486

Liabilities
Payable for investments purchased	$ 47,155,255
Payable for fund shares redeemed	39,509,409
Distributions payable	2,160
Accrued management fee	277,434
Other affiliated payables	1,252,655
Other payables and accrued expenses	38,718
Total liabilities		88,235,631

Net Assets		$ 5,451,996,855
Net Assets consist of:
Paid in capital		$ 5,451,877,982
Distributions in excess of net investment income		(36,873)
Accumulated undistributed net realized gain (loss) on investments		155,746
Net Assets, for 5,447,661,247 shares outstanding		$ 5,451,996,855
Net Asset Value, offering price and redemption price per share ($5,451,996,855 ÷ 5,447,661,247 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,728,395
Income from Fidelity Central Funds		32,497
Total income		2,760,892

Expenses
Management fee	$ 10,136,781
Transfer agent fees	3,354,521
Accounting fees and expenses	238,265
Custodian fees and expenses	36,062
Independent trustees' compensation	10,908
Registration fees	38,416
Audit	20,436
Legal	16,252
Miscellaneous	20,356
Total expenses before reductions	13,871,997
Expense reductions	(11,352,073)	2,519,924
Net investment income (loss)		240,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		120,588
Net increase in net assets resulting from operations		$ 361,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,968	$ 586,145
Net realized gain (loss)	120,588	384,045
Net increase in net assets resulting from operations	361,556	970,190
Distributions to shareholders from net investment income	(277,841)	(549,273)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,775,062,206	14,507,266,831
Reinvestment of distributions	265,696	528,505
Cost of shares redeemed	(6,971,713,036)	(14,408,481,725)
Net increase (decrease) in net assets and shares resulting from share transactions	(196,385,134)	99,313,611
Total increase (decrease) in net assets	(196,301,419)	99,734,528

Net Assets
Beginning of period	5,648,298,274	5,548,563,746
End of period (including distributions in excess of net investment income of $36,873 and undistributed net investment income of $0, respectively)	$ 5,451,996,855	$ 5,648,298,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.09%A	.12%	.20%	.21%	.32%	.46%
Expenses net of all reductions	.09%A	.12%	.20%	.21%	.32%	.46%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,451,997	$ 5,648,298	$ 5,548,564	$ 5,146,244	$ 4,821,855	$ 5,083,640

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 5,473,261,270

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $11,350,081.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,992.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFS-USAN-0914
1.853335.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 19, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 19, 2014